Operating Segments (Schedule of Segment Reporting Information, by Segment) (Detail) - USD ($) $ in Millions		3 Months Ended		9 Months Ended
		Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2019	Sep. 30, 2018
Segment Reporting Information [Line Items]
Operating revenue	[1]	$ 4,269	$ 3,451	$ 12,097	$ 10,005
Net income (loss)		975	854	349	1,806
Virginia Electric and Power Company
Segment Reporting Information [Line Items]
Operating revenue	[2]	2,264	2,232	6,167	5,809
Net income (loss)		602	520	722	1,043
Dominion Energy Gas Holdings, LLC
Segment Reporting Information [Line Items]
Operating revenue	[3]	502	533	1,598	1,431
Net Income from discontinued operations		45	33	125	135
Net income (loss)		151	191	460	454
Intersegment revenue
Segment Reporting Information [Line Items]
Operating revenue		(203)	(175)	(726)	(551)
Operating Segments
Segment Reporting Information [Line Items]
Operating revenue		4,269	3,451	12,097	10,005
Adjustments/Eliminations
Segment Reporting Information [Line Items]
Operating revenue			(2)		40
Net income (loss)					0
Eliminations
Segment Reporting Information [Line Items]
Operating revenue		(203)	(177)	(726)	(511)
Power Delivery
Segment Reporting Information [Line Items]
Operating revenue		678	596	1,861	1,687
Net income (loss)		185	163	496	464
Power Delivery | Intersegment revenue
Segment Reporting Information [Line Items]
Operating revenue		5	5	17	17
Power Delivery | Operating Segments
Segment Reporting Information [Line Items]
Operating revenue		683	601	1,878	1,704
Power Delivery | Operating Segments | Virginia Electric and Power Company
Segment Reporting Information [Line Items]
Operating revenue		677	595	1,860	1,686
Net income (loss)		184	163	494	462
Power Generation
Segment Reporting Information [Line Items]
Operating revenue		1,848	2,021	5,191	5,516
Net income (loss)		490	414	1,048	1,038
Power Generation | Intersegment revenue
Segment Reporting Information [Line Items]
Operating revenue		6	3	15	8
Power Generation | Operating Segments
Segment Reporting Information [Line Items]
Operating revenue		1,854	2,024	5,206	5,524
Power Generation | Operating Segments | Virginia Electric and Power Company
Segment Reporting Information [Line Items]
Operating revenue		1,587	1,637	4,336	4,338
Net income (loss)		444	347	885	796
Gas Infrastructure
Segment Reporting Information [Line Items]
Operating revenue		788	836	3,042	2,972
Net income (loss)		232	264	838	840
Gas Infrastructure | Intersegment revenue
Segment Reporting Information [Line Items]
Operating revenue		28	7	83	21
Gas Infrastructure | Operating Segments
Segment Reporting Information [Line Items]
Operating revenue		816	843	3,125	2,993
Gas Infrastructure | Operating Segments | Dominion Energy Gas Holdings, LLC
Segment Reporting Information [Line Items]
Operating revenue		525	533	1,621	1,431
Net income (loss)		134	173	423	426
Southeast Energy
Segment Reporting Information [Line Items]
Operating revenue		973		3,070
Net income (loss)		147		361
Southeast Energy | Operating Segments
Segment Reporting Information [Line Items]
Operating revenue		973		3,070
Corporate and Other
Segment Reporting Information [Line Items]
Operating revenue		(18)		(1,067)	(210)
Net income (loss)		(79)	13	(2,394)	(536)
Corporate and Other | Dominion Energy Gas Holdings, LLC
Segment Reporting Information [Line Items]
Net Income from discontinued operations		45	33	125	135
Corporate and Other | Intersegment revenue
Segment Reporting Information [Line Items]
Operating revenue		164	160	611	505
Corporate and Other | Operating Segments
Segment Reporting Information [Line Items]
Operating revenue		146	160	(456)	295
Corporate and Other | Operating Segments | Virginia Electric and Power Company
Segment Reporting Information [Line Items]
Operating revenue		0	0	(29)	(215)
Net income (loss)		(26)	10	(657)	(215)
Corporate and Other | Operating Segments | Dominion Energy Gas Holdings, LLC
Segment Reporting Information [Line Items]
Operating revenue		(23)		(23)
Net income (loss)		$ 17	$ 18	$ 37	$ 28

[1]	See Note 10 for amounts attributable to related parties.
[2]	See Note 20 for amounts attributable to affiliates.
[3]	See Note 20 for amounts attributable to related parties.